Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Before tax
Based on loss/profit for the period	$ (4,074)	$ 663
Based on loss from discontinued US operations	5,337	203
Based on profit from continuing operations	1,263	866
Short-term fluctuations in investment returns on shareholder-backed business	212	418
Amortisation of acquisition accounting adjustments	2	2
Loss attaching to corporate transactions	94
Adjusted operating profit	1,571	1,286
Tax
Based on loss/profit for the period	(563)	(129)
Based on loss from discontinued US operations	370	(115)
Based on profit for the period from continuing operations	(193)	(244)
Short-term fluctuations in investment returns on shareholder-backed business	(26)	(30)
Loss attaching to corporate transactions	(3)
Based on adjusted operating profit	(222)	(274)
Non-controlling interests
Based on loss/profit for the period	627	(22)
Based on loss from discontinued US operations	(634)
Based on profit for the period from continuing operations	(7)	(22)
Based on adjusted operating profit	(7)	(22)
Net of tax and non-controlling interests
Profit (loss) attributable to equity holders of the company	(4,010)	512
Loss for the period from discontinued operations	5,073	88
Profit for the period from continuing operations	1,063	600
Short-term fluctuations in investment returns on shareholder-backed business	186	388
Amortisation of acquisition accounting adjustments	2	2
Loss attaching to corporate transactions	91
Based on adjusted operating profit	$ 1,342	$ 990
Basic
Profit/loss for the period (in USD per share)	$ (1.542)	$ 0.197
Loss for the period from discontinued operations (in USD per share)	1.951	0.034
Profit for the period from continuing operations (in USD per share)	0.409	0.231
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	0.072	0.149
Amortisation of acquisition accounting adjustments (in USD per share)	0.001	0.001
Loss attaching to corporate transactions	0.034
Adjusted operating profit from continuing operations (in USD per share)	0.516	0.381
Diluted
Profit/loss for the period (in USD per share)	(1.542)	0.197
Loss for the period from discontinued operations (in USD per share)	1.951	0.034
Profit for the period from continuing operations (in USD per share)	0.409	0.231
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	0.072	0.149
Amortisation of acquisition accounting adjustments (in USD per share)	0.001	0.001
Loss attaching to corporate transactions	0.034
Adjusted operating profit from continuing operations (in USD per share)	$ 0.516	$ 0.381